Commitments and Contingencies (Details Textual)	1 Months Ended		12 Months Ended
	Mar. 31, 2018	Oct. 31, 2017 USD ($) ft²	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitment And Contingencies [Line Items]
Operating lease expiration period year and month			Oct. 31, 2018
Sublease income				$ 0	$ 0
Operating lease rent expense			$ 334,000	$ 330,000	$ 330,000
Purchase commitments related to non-cancellable purchase orders			$ 1,500,000
October 2017 Lease Amendment [Member]
Commitment And Contingencies [Line Items]
Operating lease extended additional term		84 months
Lessor, operating lease, term of contract		4 months
Tenant improvement allowance		$ 74,000
Lessor leasing arrangements operating leases extended lease		15 years
Security deposit		$ 96,000
Property Subject to Operating Lease [Member] | October 2017 Lease Amendment [Member]
Commitment And Contingencies [Line Items]
Leased area | ft²		24,705
San Diego, California [Member]
Commitment And Contingencies [Line Items]
Leased area | ft²			10,335
Operating lease initial period year and month			2014-11
Operating lease expiration period year and month			2018-02
Operating lease extended additional term			3 years
San Diego, California [Member] | Subsequent Event [Member] | October 2017 Lease Amendment [Member]
Commitment And Contingencies [Line Items]
Operating lease extended additional term	5 days
CFFT Grants [Member]
Commitment And Contingencies [Line Items]
Grants received			$ 500,000